Income Taxes - Summary of Reconciliation of Income Tax Expense (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before tax	₨ 151,275	$ 1,994	₨ 139,007	₨ 122,512
Enacted income tax rate in India	34.94%	34.94%	34.94%	34.94%
Computed expected tax expense	₨ 52,855		₨ 48,569	₨ 42,806
Income exempt from tax	(17,503)		(12,697)	(12,930)
Basis differences that will reverse during a tax holiday period	1,348		(2,268)	480
Income taxed at higher/ (lower) rates	(5,649)		(2,381)	(3,122)
Taxes related to prior years	(5,499)		(3,861)	(116)
Changes in unrecognized deferred tax assets	669		1,096	(3,898)
Expenses disallowed for tax purpose	2,898		1,879	1,785
Others, net	(173)		8	(206)
Income tax expense	₨ 28,946	$ 382	₨ 30,345	₨ 24,799
Effective income tax rate	19.13%	19.13%	21.83%	20.24%